Grizzly Short Fund
Schedule of Investments
June 30, 2021 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 81.95%
Money Market Funds - 81.95%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (a)(b)	42,019,167	$42,019,167
TOTAL SHORT-TERM INVESTMENTS (Cost $42,019,167)		$42,019,167

Total Investments (Cost $42,019,167) - 81.95%		$42,019,167
Other Assets in Excess of Liabilities - (b) - 18.05%		9,253,047
TOTAL NET ASSETS - 100.00%		$51,272,214

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day effective yield as of June 30, 2021.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
June 30, 2021 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 67.98%
Aerospace & Defense - 4.82%
The Boeing Co.	3,868	$926,618
HEICO Corp.	4,992	695,985
Kratos Defense & Security Solutions, Inc.	9,969	284,017
TransDigm Group, Inc.	874	565,731
		2,472,351
Airlines - 1.38%
Southwest Airlines Co.	13,352	708,858

Automobiles - 1.00%
Ferrari NV (b)	2,496	514,301

Banks - 0.53%
Community Bank System, Inc.	3,619	273,777

Biotechnology - 1.23%
Seagen, Inc.	3,993	630,415

Capital Markets - 4.28%
CME Group, Inc. - Class A	4,492	955,359
Hamilton Lane, Inc. - Class A	3,868	352,452
Intercontinental Exchange, Inc.	7,487	888,707
		2,196,518
Chemicals - 3.74%
Air Products and Chemicals, Inc.	1,734	498,837
Ecolab, Inc.	3,993	822,438
International Flavors & Fragrances, Inc.	3,993	596,554
		1,917,829
Commercial Services & Supplies - 1.33%
MSA Safety, Inc.	4,118	681,858

Containers & Packaging - 0.91%
Ball Corp.	5,740	465,055

Diversified Consumer Services - 1.05%
Bright Horizons Family Solutions, Inc.	1,747	257,001
Chegg, Inc.	3,369	279,998
		536,999
Diversified Telecommunication Services - 0.58%
Cogent Communications Holdings, Inc.	3,868	297,410

Electric Utilities - 1.53%
PG&E Corp.	76,994	783,029

Electrical Equipment - 0.55%
Sunrun, Inc.	5,069	282,749

Entertainment - 1.29%
Madison Square Garden Sports Corp. - Class A	2,371	$409,164
Zynga, Inc.	23,710	252,037
		661,201
Food Products - 1.01%
Hormel Foods Corp.	10,819	516,607

Health Care Equipment & Supplies - 7.00%
Alcon, Inc. (b)	11,356	797,873
Axonics, Inc.	5,116	324,406
Becton Dickinson and Co.	1,997	485,650
Dexcom, Inc.	1,373	586,271
Insulet Corp.	3,120	856,471
Mesa Laboratories, Inc.	998	270,628
Nevro Corp.	1,622	268,911
		3,590,210
Hotels, Restaurants & Leisure - 7.95%
Aramark	15,099	562,438
Choice Hotels International, Inc.	2,113	251,151
Hilton Worldwide Holdings, Inc.	6,739	812,858
Las Vegas Sands Corp.	14,850	782,447
Planet Fitness, Inc. - Class A	7,238	544,660
Restaurant Brands International, Inc. (b)	12,853	828,247
Wingstop, Inc.	1,872	295,083
		4,076,884
Industrial Conglomerates - 1.03%
Roper Technologies, Inc.	1,124	528,505

Insurance - 1.13%
Marsh & McLennan Companies, Inc.	4,110	578,195

IT Services - 5.04%
Fidelity National Information Services, Inc.	5,990	848,603
Okta, Inc. - Class A	2,371	580,136
Shopify, Inc. - Class A (b)	499	729,029
Switch, Inc. - Class A	20,216	426,760
		2,584,528
Life Sciences Tools & Services - 0.48%
Adaptive Biotechnologies Corp.	5,990	244,751

Metals & Mining - 0.99%
Franco-Nevada Corp. (b)	3,495	507,020

Oil, Gas & Consumable Fuels - 2.37%
Cameco Corp. (b)	14,374	275,693
Cenovus Energy, Inc. (b)	36,563	350,273
Phillips 66	6,863	588,983
		1,214,949
Pharmaceuticals - 2.45%
AstraZeneca PLC - ADR	9,983	597,982
Elanco Animal Health, Inc.	18,968	658,000
		1,255,982
Professional Services - 2.12%
CoStar Group, Inc.	6,240	$516,797
Equifax, Inc.	2,371	567,878
		1,084,675
Real Estate Investment Trusts (REITs) - 2.98%
Americold Realty Trust	6,739	255,071
Equinix, Inc.	783	628,436
Sun Communities, Inc.	3,744	641,722
		1,525,229
Software - 7.45%
Alteryx, Inc. - Class A	3,369	289,801
Atlassian Corp. PLC - Class A (b)	2,371	609,015
Coupa Software, Inc.	2,371	621,463
Datadog, Inc. - Class A	4,971	517,382
PROS Holdings, Inc.	9,359	426,489
RingCentral, Inc. - Class A	2,246	652,643
Splunk, Inc.	4,867	703,671
		3,820,464
Specialty Retail - 0.52%
Monro, Inc.	4,186	265,853

Textiles, Apparel & Luxury Goods - 1.24%
Lululemon Athletica, Inc. (b)	1,747	637,602
TOTAL COMMON STOCKS (Proceeds $32,931,166)		$34,853,804

EXCHANGE TRADED FUNDS - 29.30%
Exchange Traded Funds - 29.30%
Energy Select Sector SPDR Fund	8,610	$463,821
Financial Select Sector SPDR Fund	36,688	1,346,083
Invesco QQQ Trust Series 1	10,233	3,626,882
iShares Expanded Tech-Software Sector ETF	2,870	1,119,415
iShares Russell 1000 Growth ETF	8,735	2,371,378
iShares S&P 100 ETF	14,226	2,790,857
SPDR S&P 500 ETF Trust	3,744	1,602,656
Utilities Select Sector SPDR Fund	26,954	1,704,301
TOTAL INVESTMENT COMPANIES (Proceeds $13,139,153)		$15,025,393

TOTAL SECURITIES SOLD SHORT
(Proceeds $46,070,319) - 97.28%		$49,879,197

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund

Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$42,019,167	$–	$–	$42,019,167
Total Investments in Securities	$42,019,167	$–	$–	$42,019,167

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$34,853,804	$–	$–	$34,853,804
Exchange Traded Funds	15,025,393	–	–	15,025,393
Total Securities Sold Short	$49,879,197	$–	$–	$49,879,197

The Fund did not invest in any Level 3 securities during the period.